SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective prospectuses of each of the funds listed below:

 Scudder Blue Chip Fund
 Scudder California Tax-Free Income Fund
 Scudder Capital Growth Fund
 Scudder Cash Investment Trust
 Scudder Commodity Securities Fund
 Scudder-Dreman Concentrated Value Fund
 Scudder-Dreman Financial Services Fund
 Scudder-Dreman High Return Equity Fund
 Scudder-Dreman Mid Cap Value Fund
 Scudder-Dreman Small Cap Value Fund
 Scudder EAFE(R) Equity Index Fund
 Scudder Emerging Markets Fund
 Scudder Emerging Markets Income Fund
 Scudder Equity 500 Index Fund
 Scudder Fixed Income Fund
 Scudder Flag Investors Communications Fund, Inc.
 Scudder Flag Investors Equity Partners Fund, Inc.
 Scudder Flag Investors Value Builder Fund, Inc.
 Scudder Global Bond Fund
 Scudder Global Discovery Fund
 Scudder Global Fund
 Scudder GNMA Fund
 Scudder Gold and Precious Metals Fund
 Scudder Government & Agency Money Fund
 Scudder Greater Europe Fund
 Scudder Growth and Income Fund
 Scudder Health Care Fund
 Scudder High Income Fund
 Scudder High Income Plus Fund
 Scudder High Yield Tax Free Fund
 Scudder Income Fund
 Scudder Inflation Protected Plus Fund
 Scudder Intermediate Tax/AMT Free Fund
 Scudder International Equity Fund
 Scudder International Fund
 Scudder International Select Equity Fund
 Scudder Japanese Equity Fund
 Scudder Large Cap Value Fund
 Scudder Large Company Growth Fund
 Scudder Latin America Fund
 Scudder Lifecycle Long Range Fund
 Scudder Limited Duration Plus Fund
 Scudder Managed Municipal Bond Fund
 Scudder Massachusetts Tax-Free Fund
 Scudder Micro Cap Fund
 Scudder Mid Cap Growth Fund
 Scudder Money Market Fund
 Scudder Money Market Series
 Scudder New York Tax-Free Income Fund
 Scudder Pacific Opportunities Fund
 Scudder Pathway Series: Conservative Portfolio
 Scudder Pathway Series: Growth Plus Portfolio
 Scudder Pathway Series: Growth Portfolio
 Scudder Pathway Series: Moderate Portfolio
 Scudder Retirement Fund -- Series VI
 Scudder Retirement Fund -- Series VII
 Scudder RREEF Real Estate Securities Fund
 Scudder S&P 500 Index Fund
 Scudder Select 500 Fund
 Scudder Short Duration Fund
 Scudder Short-Term Bond Fund
 Scudder Short-Term Municipal Bond Fund
 Scudder Small Cap Growth Fund
 Scudder Small Company Stock Fund
 Scudder Small Company Value Fund
 Scudder Strategic Income Fund
 Scudder Target 2010 Fund
 Scudder Target 2011 Fund
 Scudder Target 2012 Fund
 Scudder Target 2013 Fund
 Scudder Target 2014 Fund
 Scudder Tax Advantaged Dividend Fund
 Scudder Tax Free Money Fund
 Scudder Tax-Exempt Money Fund
 Scudder Technology Fund
 Scudder Total Return Fund
 Scudder U.S. Bond Index Fund
 Scudder U.S. Government Securities Fund
 Scudder U.S. Treasury Money Fund

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Market Timing Related Regulatory and Litigation Matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. The Funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder Funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the Funds' investment advisors and their affiliates, and certain individuals, including in some cases Fund Trustees/Directors, officers, and other parties. Each Scudder Fund's investment advisor has agreed to indemnify the applicable Scudder Funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the Funds or their advisors.

With respect to the lawsuits, based on currently available information, the Funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder Funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the Funds as follows:

     DeAM expects to reach final agreements with regulators early in 2006 regarding allegations of improper trading in the Scudder Funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission (the "SEC"), the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected Scudder Funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the Scudder Funds will be named as respondents or defendants in any proceedings. The Funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the Scudder Funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

     Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain Scudder Funds and (ii) by failing more generally to take adequate measures to prevent market timing in the Scudder Funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche Fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent trustees of the Scudder Funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at scudder.com/regulatory settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Other Regulatory Matters

DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain Scudder Funds to broker-dealers that sold shares in the Scudder Funds and provided enhanced marketing and distribution for shares in the Scudder Funds. In addition, on January 13, 2006, Scudder Distributors, Inc. received a Wells notice from the Enforcement Staff of the NASD regarding Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at scudder.com/regulatory settlements, which will also disclose the terms of any final settlement agreements once they are announced.






               Please Retain This Supplement for Future Reference


January 27, 2006
SMF-3676